Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Liabilities Measured on Recurring Basis

The following tables present the fair value hierarchy for those liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	247,265	247,265
Convertible debts	—	—	12,516,331	12,516,331

	As of December 31, 2024
US$	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Financial liability	—	—	189,279	189,279

Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the years ended December 31, 2022, 2023 and 2024:

		For the Year Ended December 31, 2022
			Gain or Losses
US$	January 1, 2022	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2022
Liabilities:
Financial liability	63,924	—	190,557	—	(12,088)	242,393

		For the Year Ended December 31, 2023
			Gain or Losses
US$	January 1, 2023	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	December 31, 2023
Liabilities:
Financial liability	242,393	—	8,959	—	(4,087)	247,265
Convertible debts	—	11,053,172	1,463,159	—	—	12,516,331

		For the Year Ended December 31, 2024
			Gain or Losses
US$	January 1, 2024	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Conversion of convertible debts into preference shares	Conversion of convertible debts into short-term borrowing (see Note 8)	Accrued interests (see Note10)	Foreign Currency Translation Adjustment	December 31, 2024
Liabilities:
Financial liability	247,265	—	(54,859)	—	—	—	—	(3,127)	189,279
Convertible debts	12,516,331	—	(90,521)	—	(9,651,560)	(2,086,695)	(612,443)	(75,112)	—

Estimated Fair Value Assumptions

The fair values of financial liability as of December 31, 2023 and 2024, are estimated with the following key assumptions:

	December 31,	December 31,
	2023	2024
Risk-free rate of return (per annum)	3.94%	4.27%
Volatility	57.37%	62.8%
Expected dividend yield	0.0%	0.0%
Expected term	3.8 years	2.8 years
Fair value of the Company’s ordinary shares	US$0.05 per share	US$0.05 per share

The fair values of convertible debts as of December 31, 2023 are estimated with the following key assumptions:

December 31,
2023
Risk-free rate of return (per annum)	2.25%
Volatility	39.73%
Expected dividend yield	0.0%
Expected term	0.1 years
Fair value of the Company’s ordinary shares	US$0.05 per share